Income Taxes (Details) - HKD ($) $ in Millions		6 Months Ended
	Dec. 29, 2017	Jun. 30, 2023	Nov. 30, 2016
Income Taxes [Line Items]
Income tax, percentage		16.50%
Assessable profits (in Dollars)	$ 2.0
Lower tax, percentage	8.25%
Remaining taxable income, percentage	16.50%
R&D expenses, percentage		100.00%
Enterprise income tax, percentage		25.00%
Preferential tax, percentage		15.00%	15.00%
PRC income tax, percentage		25.00%
Dividends distributed percentage		10.00%